COMPANY OVERVIEW AND GOING CONCERN	3 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
COMPANY OVERVIEW AND GOING CONCERN

NOTE 1 – COMPANY OVERVIEW AND GOING CONCERN

On January 15, 2021, FINRA declared effective a change of name of the Company from Senaida Tire Company, Ltd. to GivBux, Inc. (the “Company”, “GivBux”) and a 1-for-20 reverse split of the Company’s common stock. As a condition for approval of the corporate actions, FINRA required the Company to issue 78,125,000 pre-split shares of common stock to the shareholders of GivBux Global Partners, Inc. in exchange for all of the issued and outstanding shares of common stock of GivBux Global Partners, Inc. This requirement was contrary to the terms of the amended Share Exchange Agreement between the Company and GivBux Global Partners, Inc. (the “Agreement”), as these 78,125,000 shares were required pursuant to the Agreement to be issued after the 1-for-20 reverse split, thus being post-split shares. As a result, the Company was contractually required to issue an additional 74,218,050 shares of the Company’s post-split common stock to the former common stock shareholders of GivBux Global Partners, Inc., such that the total number of shares issued pursuant to the share exchange equals that number required by the Agreement.

Share Exchange and Reorganization

On January 7, 2021 (the “Effective Date”), GivBux Global Partners, Inc. (“GivBux Global”) became a 100% subsidiary of GivBux. Furthermore, the Company entered into and closed on a share exchange agreement with GivBux and its shareholders. Pursuant to the terms of the share exchange agreement, GivBux issued 78,125,000 shares of its unregistered post-split common stock to the shareholders of GivBux Global in exchange for all of the shares of GivBux Global’s common stock, representing 100% of its issued and outstanding common stock and as a result of the share exchange agreement, GivBux Global became a wholly owned subsidiary of GivBux.

Recapitalization

For financial accounting purposes, this transaction was treated as a reverse acquisition by GivBux and resulted in a recapitalization with GivBux Global being the accounting acquirer and GivBux as the acquired company. The consummation of this reverse acquisition resulted in a change of control. Accordingly, the historical financial statements prior to the acquisition are those of the accounting acquirer, GivBux and have been prepared to give retroactive effect to the reverse acquisition completed on January 7,2021 and represent the operations of GivBux Global. The consolidated financial statements after the acquisition date, January 7, 2021, include the balance sheets of both companies at historical cost, the historical results of GivBux Global and the results of the Company from the acquisition date. All share and per share information in the accompanying consolidated financial statements and footnotes has been retroactively restated to reflect the recapitalization.

Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplates the Company’s continuation as a going concern. The Company has incurred net losses of $526,819 during the three months ended March 31, 2025, and has an accumulated deficit of $7,480,177 as of March 31, 2025. In addition, current liabilities exceed current assets by $3,636,150 as of March 31, 2025.

Management intends to raise additional operating funds through equity and/or debt offerings. However, there can be no assurance management will be successful in its endeavors.

There are no assurances that the Company will be able to either (1) achieve a level of revenues adequate to generate sufficient cash flow from operations; or (2) obtain additional financing through either private placement, public offerings and/or bank financing necessary to support its working capital requirements. To the extent that funds generated from operations and any private placements, public offerings and/or bank financing are insufficient, the Company will have to raise additional working capital. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company. If adequate working capital is not available to the Company, it may be required to curtail or cease its operations.

Due to uncertainties related to these matters, there exists a substantial doubt about the ability of the Company to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.